Equipment (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2020
Property, Plant and Equipment [Line Items]
Depreciation	$ 106,808	$ 239,904	$ 123,956
Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation	$ 52,784	$ 133,526	$ 17,577